EARNINGS (LOSS) PER SHARE ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator for EPS:
Income (loss) from continuing operations	$ 1,432	$ 5,251	$ (567)
Net loss from discontinued operations, net of tax		$ (2,429)	$ (1,147)
Denominator for EPS:
Weighted average number of shares outstanding - Basic	8,805,495	8,799,237	8,808,075
Dilutive shares	21,047	9,683
Weighted average number of shares outstanding - Diluted	8,826,542	8,808,920	8,808,075
EPS attributable to controlling interest: Basic and diluted
Net income (loss) from continuing operations	$ 0.16	$ 0.60	$ (0.06)
Loss from discontinued operations		$ (0.28)	$ (0.13)
Anti-dilutive options excluded from calculation of diluted income (loss) per share	175,000	0	330,000